INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2019
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9.             INTANGIBLE ASSETS

The Company’s intangible assets continuity is as follows:

		Distribution	Health Canada	Computer
	Patents	Right	License	Software	Total
	$	$	$	$	$
Cost:
Balance, December 31, 2017	—	—	2,922,096	62,135	2,984,231
Acquired through Verdélite	—	—	86,103,549	—	86,103,549
Additions	368,531	—	—	133,032	501,563

Balance, December 31, 2018	368,531	—	89,025,645	195,167	89,589,343
Acquired through Naturals	89,259	4,802,000	148,765	1,168	5,041,192
Additions	200,323	—	—	601,281	801,604
Balance, June 30, 2019	658,113	4,802,000	89,174,410	797,616	95,432,139

		Distribution	Health Canada	Computer
	Patents	Right	License	Software	Total
	$	$	$	$	$
Accumulated amortization:
Balance, December 31, 2017	—	—	87,446	44,930	132,376
Additions	—	—	2,829,015	15,316	2,844,331

Balance, December 31, 2018	—	—	2,916,461	60,246	2,976,707
Additions	—	—	1,839,895	85,932	1,925,827
Balance, June 30, 2019	—	—	4,756,356	146,178	4,902,534

		Distribution	Health Canada	Computer
	Patents	Right	License	Software	Total
	$	$	$	$	$
Net book value:
June 30, 2019	658,113	4,802,000	84,418,054	651,438	90,529,605
December 31, 2018	368,531	—	86,109,184	134,921	86,612,636